Inventories	6 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Inventories

6.	Inventories

	February 29, 2024	August 31, 2023
Ore stockpile	$4,183	$3,361
Gold in circuit	808	689
Gold doré	109	52
Total precious metals inventories	5,100	4,102
Supplies	774	859
Total inventories	$5,874	$4,961